COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Swish Litigation

On December 27, 2024, Swish Analytics, Inc. (“Swish”) initiated a civil action in the Superior Court of the State of California (the “Court”) against OddsJam, Inc. and OpticOdds, Inc., (which was acquired on January 1, 2025, as previously discussed) alleging misappropriation of proprietary odds information, restitution/unjust enrichment and unfair competition. Swish is seeking injunctive relief, restitution and monetary damages. On January 27, 2025, the Company filed with the Court, and subsequently withdrew, a motion to quash service of process for lack of personal jurisdiction. On July 21, 2025, the Company filed with the Court a notice of demurrer and demurrer to Swish’s complaint with respect to all of Swish’s causes of action. The Company is unable to reasonably estimate any potential outcome of this matter. The Company believes these claims are entirely without merit and intends to vigorously defend such allegations.